Fair Value Measurements	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 10. Fair Value Measurements
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$250,004,795	$—	$—
Liabilities:
Derivative warrant liabilities – Public Warrants	$11,946,640	$—	$—
Derivative warrant liabilities - Private Warrants	$—	$—	$9,427,520
The remainder of the balance in Investments held in Trust Account is comprised of cash equivalents. Level 1 instruments include investments in cash, money market funds and U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in November 2020, when the Public Warrants were separately listed and traded.
The changes in Level 3 liability measured at fair value for the years ended December 31, 2020 was solely due to the change in the fair value of the stock warrant liability reflected on the statement of operations. Both observable and unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category. Unrealized gains and losses associated with liabilities within the Level 3 category include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long- dated volatilities) inputs.
The Company utilizes a binomial Monte-Carlo simulation to estimate the fair value of the warrants at each reporting period, with changes in fair value recognized in the statement of operations. The Company recognized $12,800,160 for the derivative warrant liabilities upon their issuance on September 21, 2020. For the period from August 5, 2020 (inception) through December 31, 2020, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of approximately $8,574,000 presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.
The estimated fair value of the derivative warrant liabilities is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the historical volatility of select peer company’s traded common stock warrants that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of September 21, 2020	As of September 30, 2020	As of December 31, 2020
Stock price	$9.71	$9.97	$10.49
Volatility	19.0%	19.0%	24.5%
Expected life of the options to convert	6.5	6.5	6.2
Risk-free rate	0.42%	0.42%	0.54%
Dividend yield	—	—	—
The change in the fair value of the level 3 derivative warrant liabilities for the period from August 5, 2020 (inception) through December 31, 2020 is summarized as follows:

Derivative warrant liabilities at August 5, 2020 (inception)	$—
Issuance of Public and Private Warrants	12,800,160
Change in fair value of derivative warrant liabilities	8,574,000

Transfer of Public Warrants to Level 1	(11,946,640)
Derivative warrant liabilities at December 31, 2020	$9,427,520

Note 8—Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

September 30, 2021 Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$250,001,168	$—	$—
Liabilities:
Derivative warrant liabilities-public warrants	$5,625,000	$—	$—
Derivative warrant liabilities-private warrants	$—	$4,200,000	$—

December 31, 2020 Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$250,006,919	$—	$—
Liabilities:
Derivative warrant liabilities-public warrants	$11,946,640	$—	$—
Derivative warrant liabilities-private warrants	$—	$—	$9,427,520
Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. The private warrants were transferred from a Level 3 measurement to a Level 2 measurement in April 2021 as the private warrants are viewed as economically equivalent to the public warrants.
Level 1 assets include investments in mutual funds and U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants have been estimated using a combination of a Monte Carlo simulation model and the Public Warrant prices each measurement date. The fair value of Public Warrants issued in connection with the Initial Public Offering have been measured based on the listed market price of such warrants, a Level 1 measurement, since November 2020. For the nine months ended September 30, 2021, the Company recognized a condensed gain in the statements of operations resulting from a decrease in the fair value of liabilities of approximately $11.5 million presented as change in fair value of derivative warrant liabilities on the accompanying condensed statements of operations.
Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

As of December 31, 2020
Stock price	$10.49
Volatility	24.5%
Expected life of the options to convert	6.21
Risk-free rate	0.54%
Dividend yield	—
The change in the fair value of the level 3 derivative warrant liabilities for the three and nine months ended September 30, 2021 is summarized as follows:

Derivative warrant liabilities at December 31, 2020	$9,427,520
Change in fair value of derivative warrant liabilities	(3,490,580)

Derivative warrant liabilities at March 31, 2021	5,936,940
Transfer of private warrants to Level 2	(5,740,000)
Change in fair value of derivative warrant liabilities	(196,940)

Derivative warrant liabilities at June 30, 2021	—
Change in fair value of derivative warrant liabilities	—

Derivative warrant liabilities at September 30, 2021	$—

The Private Placement Warrants were classified as level 2 during the six months ended June 30, 2021 and there was no change in fair value of level 3 derivatives for the three months ended September 30, 2021.